Document and Entity Information (USD $)	12 Months Ended
Dec. 31, 2012
Document and Entity Information:
Entity Registrant Name	China Heli Resource Renewable Incorporated
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001081823
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	1,763,339
Entity Public Float	$ 1,763,339
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY